Guarantor Financial Statements (Unaudited) (Notes)	3 Months Ended
Mar. 31, 2016
Guarantor Financial Statements [Abstract]
Guarantor Financial Statements [Text Block]
GUARANTOR FINANCIAL STATEMENTS
All of the senior notes issued by FCX are fully and unconditionally guaranteed on a senior basis jointly and severally by FM O&G LLC, as guarantor, which is a 100-percent-owned subsidiary of FM O&G and FCX. The guarantee is an unsecured obligation of the guarantor and ranks equal in right of payment with all existing and future indebtedness of FM O&G LLC, including indebtedness under the revolving credit facility. The guarantee ranks senior in right of payment with all of FM O&G LLC's future subordinated obligations and is effectively subordinated in right of payment to any debt of FM O&G LLC's subsidiaries. The indentures provide that FM O&G LLC's guarantee may be released or terminated for certain obligations under the following circumstances: (i) all or substantially all of the equity interests or assets of FM O&G LLC are sold to a third party; or (ii) FM O&G LLC no longer has any obligations under any FM O&G senior notes or any refinancing thereof and no longer guarantees any obligations of FCX under the revolver, the Term Loan or any other senior debt.

The following condensed consolidating financial information includes information regarding FCX, as issuer, FM O&G LLC, as guarantor, and all other non-guarantor subsidiaries of FCX. Included are the condensed consolidating balance sheets at March 31, 2016, and December 31, 2015, and the related condensed consolidating statements of comprehensive (loss) income and cash flows for the three months ended March 31, 2016 and 2015 (in millions), which should be read in conjunction with FCX's notes to the consolidated financial statements.

CONDENSED CONSOLIDATING BALANCE SHEET
March 31, 2016

	FCX		FM O&G LLC	Non-guarantor		Consolidated
	Issuer		Guarantor	Subsidiaries	Eliminations	FCX
ASSETS
Current assets, other than assets held for sale	$272		$2,600	$7,329	$(3,731)	$6,470
Current assets held for sale	—		—	763	—	763
Property, plant, equipment and mining development costs, net	25		59	24,048	—	24,132
Oil and gas properties, net - full cost method:
Subject to amortization, less accumulated amortization and impairments	—		517	1,183	—	1,700
Not subject to amortization	—		415	1,326	2	1,743
Investments in consolidated subsidiaries	20,674		—	—	(20,674)	—
Other assets	1,135		34	3,663	(1,090)	3,742
Assets held for sale	—		—	4,114	—	4,114
Total assets	$22,106		$3,625	$42,426	$(25,493)	$42,664

LIABILITIES AND EQUITY
Current liabilities, other than liabilities held for sale	$2,714		$660	$4,682	$(3,730)	$4,326
Current liabilities held for sale	—		—	100	—	100
Long-term debt, less current portion	14,599		6,592	11,818	(13,371)	19,638
Deferred income taxes	1,060	[a]	—	2,705	—	3,765
Environmental and asset retirement obligations, less current portion	—		310	3,430	—	3,740
Investments in consolidated subsidiaries	—		483	7,775	(8,258)	—
Other liabilities	41		3,355	1,734	(3,488)	1,642
Liabilities held for sale	—		—	716	—	716
Total liabilities	18,414		11,400	32,960	(28,847)	33,927

Redeemable noncontrolling interest	—		—	767	—	767

Equity:
Stockholders' equity	3,692		(7,775)	4,966	2,809	3,692
Noncontrolling interests	—		—	3,733	545	4,278
Total equity	3,692		(7,775)	8,699	3,354	7,970
Total liabilities and equity	$22,106		$3,625	$42,426	$(25,493)	$42,664

a.	All U.S. related deferred income taxes are recorded at the parent company.
CONDENSED CONSOLIDATING BALANCE SHEET
December 31, 2015

	FCX		FM O&G LLC	Non-guarantor		Consolidated
	Issuer		Guarantor	Subsidiaries	Eliminations	FCX
ASSETS
Current assets, other than assets held for sale	$181		$3,831	$10,238	$(7,532)	$6,718
Current assets held for sale	—		—	744	—	744
Property, plant, equipment and mining development costs, net	26		57	24,163	—	24,246
Oil and gas properties, net - full cost method:
Subject to amortization, less accumulated amortization and impairments	—		710	1,552	—	2,262
Not subject to amortization	—		1,393	3,432	6	4,831
Investments in consolidated subsidiaries	24,311		—	—	(24,311)	—
Other assets	5,038		1,826	3,586	(6,798)	3,652
Assets held for sale	—		—	4,124	—	4,124
Total assets	$29,556		$7,817	$47,839	$(38,635)	$46,577

LIABILITIES AND EQUITY
Current liabilities, other than liabilities held for sale	$6,012		$666	$5,047	$(7,526)	$4,199
Current liabilities held for sale	—		—	108	—	108
Long-term debt, less current portion	14,735		5,883	11,594	(12,433)	19,779
Deferred income taxes	941	[a]	—	2,666	—	3,607
Environmental and asset retirement obligations, less current portion	—		305	3,412	—	3,717
Investment in consolidated subsidiary	—		—	2,397	(2,397)	—
Other liabilities	40		3,360	1,732	(3,491)	1,641
Liabilities held for sale	—		—	718	—	718
Total liabilities	21,728		10,214	27,674	(25,847)	33,769

Redeemable noncontrolling interest	—		—	764	—	764

Equity:
Stockholders' equity	7,828		(2,397)	15,725	(13,328)	7,828
Noncontrolling interests	—		—	3,676	540	4,216
Total equity	7,828		(2,397)	19,401	(12,788)	12,044
Total liabilities and equity	$29,556		$7,817	$47,839	$(38,635)	$46,577

a.	All U.S. related deferred income taxes are recorded at the parent company.

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE (LOSS) INCOME

Three Months Ended March 31, 2016
	FCX	FM O&G LLC		Non-guarantor			Consolidated
	Issuer	Guarantor		Subsidiaries		Eliminations	FCX
Revenues	$—	$78		$3,164		$—	$3,242
Total costs and expenses	27	1,629	[a]	5,452	[a]	6	7,114
Operating loss	(27)	(1,551)		(2,288)		(6)	(3,872)
Interest expense, net	(137)	(4)		(114)		64	(191)
Other income (expense), net	50	—		40		(54)	36
(Loss) income before income taxes and equity in affiliated companies' net (losses) earnings	(114)	(1,555)		(2,362)		4	(4,027)
(Provision for) benefit from income taxes	(1,784)	616		1,088		3	(77)
Equity in affiliated companies' net (losses) earnings	(2,286)	(2,704)		(3,630)		8,627	7
Net (loss) income from continuing operations	(4,184)	(3,643)		(4,904)		8,634	(4,097)
Net income (loss) from discontinued operations	—	—		6		(10)	(4)
Net (loss) income	(4,184)	(3,643)		(4,898)		8,624	(4,101)
Net income and preferred dividends attributable to noncontrolling interests:
Continuing operations	—	—		(67)		(6)	(73)
Discontinued operations	—	—		(10)		—	(10)
Net (loss) income attributable to common stockholders	$(4,184)	$(3,643)		$(4,975)		$8,618	$(4,184)

Other comprehensive income (loss)	—	—		—		—	—
Total comprehensive (loss) income	$(4,184)	$(3,643)		$(4,975)		$8,618	$(4,184)

a.
Includes charges totaling $1.3 billion at the FM O&G LLC guarantor and $2.5 billion at the non-guarantor subsidiaries related to impairment of FCX's oil and gas properties pursuant to full cost accounting rules.

Three Months Ended March 31, 2015
	FCX	FM O&G LLC		Non-guarantor			Consolidated
	Issuer	Guarantor		Subsidiaries		Eliminations	FCX
Revenues	$—	$181		$3,590		$—	$3,771
Total costs and expenses	16	1,318	[a]	5,483	[a]	(16)	6,801
Operating (loss) income	(16)	(1,137)		(1,893)		16	(3,030)
Interest expense, net	(115)	(4)		(43)		23	(139)
Other income (expense), net	29	—		8		(30)	7
(Loss) income before income taxes and equity in affiliated companies' net (losses) earnings	(102)	(1,141)		(1,928)		9	(3,162)
(Provision for) benefit from income taxes	(421)	416		725		(6)	714
Equity in affiliated companies' net (losses) earnings	(1,951)	(2,359)		(3,530)		7,841	1
Net (loss) income from continuing operations	(2,474)	(3,084)		(4,733)		7,844	(2,447)
Net income from discontinued operations	—	—		34		7	41
Net (loss) income	(2,474)	(3,084)		(4,699)		7,851	(2,406)
Net income and preferred dividends attributable to noncontrolling interests:
Continuing operations	—	—		(30)		(12)	(42)
Discontinued operations	—	—		(26)		—	(26)
Net (loss) income attributable to common stockholders	$(2,474)	$(3,084)		$(4,755)		$7,839	$(2,474)

Other comprehensive income (loss)	12	—		12		(12)	12
Total comprehensive (loss) income	$(2,462)	$(3,084)		$(4,743)		$7,827	$(2,462)

a.
Includes charges totaling $1.1 billion at the FM O&G LLC guarantor and $2.0 billion at the non-guarantor subsidiaries related to impairment of FCX's oil and gas properties pursuant to full cost accounting rules.

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
Three Months Ended March 31, 2016

	FCX	FM O&G LLC	Non-guarantor		Consolidated
	Issuer	Guarantor	Subsidiaries	Eliminations	FCX
Cash flow from operating activities:
Net (loss) income	$(4,184)	$(3,643)	$(4,898)	$8,624	$(4,101)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation, depletion and amortization	1	51	677	(7)	722
Impairment of oil and gas properties	—	1,291	2,483	13	3,787
Equity in losses (earnings) of consolidated subsidiaries	2,286	2,704	3,630	(8,627)	(7)
Other, net	128	7	16	—	151
Changes in working capital and other tax payments	1,652	(442)	(1,024)	2	188
Net cash (used in) provided by operating activities	(117)	(32)	884	5	740

Cash flow from investing activities:
Capital expenditures	—	(244)	(736)	(2)	(982)
Intercompany loans	(561)	(377)	—	938	—
Dividends from (investments in) consolidated subsidiaries	358	(41)	35	(352)	—
Other, net	—	2	—	—	2
Net cash (used in) provided by investing activities	(203)	(660)	(701)	584	(980)

Cash flow from financing activities:
Proceeds from debt	1,060	—	736	—	1,796
Repayments of debt	(750)	—	(692)	—	(1,442)
Intercompany loans	—	716	222	(938)	—
Net proceeds from sale of common stock	32	—	42	(42)	32
Cash dividends and distributions paid, and contributions received	(4)	—	(373)	355	(22)
Other, net	(18)	(24)	(11)	36	(17)
Net cash provided by (used in) financing activities	320	692	(76)	(589)	347

Net increase in cash and cash equivalents	—	—	107	—	107
Increase in cash and cash equivalents in assets held for sale	—	—	(50)	—	(50)
Cash and cash equivalents at beginning of period	—	—	195	—	195
Cash and cash equivalents at end of period	$—	$—	$252	$—	$252

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
Three Months Ended March 31, 2015

	FCX	FM O&G LLC	Non-guarantor		Consolidated
	Issuer	Guarantor	Subsidiaries	Eliminations	FCX
Cash flow from operating activities:
Net (loss) income	$(2,474)	$(3,084)	$(4,699)	$7,851	$(2,406)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation, depletion and amortization	1	119	835	(16)	939
Impairment of oil and gas properties	—	1,062	2,042	—	3,104
Net gains on crude oil derivative contracts	—	(52)	—	—	(52)
Equity in losses (earnings) of consolidated subsidiaries	1,951	2,359	3,530	(7,841)	(1)
Other, net	(701)	6	(86)	—	(781)
Changes in working capital and other tax payments	1,171	(580)	(683)	6	(86)
Net cash (used in) provided by operating activities	(52)	(170)	939	—	717

Cash flow from investing activities:
Capital expenditures	—	(302)	(1,565)	—	(1,867)
Intercompany loans	(905)	(400)	—	1,305	—
Dividends from (investments in) consolidated subsidiaries	310	(14)	32	(328)	—
Other, net	—	—	127	—	127
Net cash (used in) provided by investing activities	(595)	(716)	(1,406)	977	(1,740)

Cash flow from financing activities:
Proceeds from debt	1,515	—	758	—	2,273
Repayments of debt	(530)	—	(272)	—	(802)
Intercompany loans	—	903	402	(1,305)	—
Cash dividends and distributions paid, and contributions received	(327)	—	(319)	296	(350)
Other, net	(11)	(18)	(16)	32	(13)
Net cash provided by (used in) financing activities	647	885	553	(977)	1,108

Net (decrease) increase in cash and cash equivalents	—	(1)	86	—	85
Increase in cash and cash equivalents in assets held for sale	—	—	(62)	—	(62)
Cash and cash equivalents at beginning of period	—	1	316	—	317
Cash and cash equivalents at end of period	$—	$—	$340	$—	$340